CONTRACT LIABILITIES – A RELATED PARTY	12 Months Ended
May 31, 2026
Contract Liabilities Related Party
CONTRACT LIABILITIES – A RELATED PARTY

NOTE 9 — CONTRACT LIABILITIES – A RELATED PARTY

The movement of contract liabilities – a related party is to as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	315,888	-
Additions from Shing Long Construction Limited (Note 24)	-	318,112
Recognized to revenue	(317,035)	-
Exchange adjustment	1,147	(2,224)
Balance at end of the year	-	315,888